AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.7%
Common Stocks
Austria — 0.2%
Erste Group Bank AG*	52,518	$978,242
Brazil — 0.2%
Ambev SA	357,675	817,763
Canada — 1.8%
Canadian National Railway Co.	111,012	8,617,862
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	21,252	2,403,199
France — 10.3%
Air Liquide SA	39,916	5,112,417
Danone SA	105,579	6,799,006
EssilorLuxottica SA	14,635	1,569,519
Hermes International	1,614	1,113,185
Legrand SA	81,339	5,214,504
LVMH Moet Hennessy Louis Vuitton SE	27,350	10,149,253
Pernod Ricard SA	47,704	6,797,520
Schneider Electric SE	130,987	11,151,710
		47,907,114
Germany — 4.0%
Bayer AG	122,791	7,103,897
Brenntag AG	52,790	1,962,007
Deutsche Boerse AG	14,622	2,015,543
Deutsche Wohnen SE	43,541	1,662,497
Merck KGaA	38,551	3,948,152
MTU Aero Engines AG	14,034	2,049,688
		18,741,784
Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	54,304	5,459,724
Japan — 2.6%
Hoya Corp.	36,300	3,092,822
Kubota Corp.	442,000	5,650,512
Olympus Corp.	222,500	3,229,620
		11,972,954
Macau — 0.1%
Sands China Ltd.	180,000	656,342
Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	233,316	639,289
Netherlands — 1.7%
Akzo Nobel NV	64,626	4,218,936
Heineken NV	45,084	3,763,231
		7,982,167
South Korea — 0.8%
Samsung Electronics Co. Ltd.	92,872	3,608,311
Spain — 0.9%
Aena SME SA, 144A	38,583	4,217,843
Sweden — 2.4%
Essity AB (Class B Stock)	356,668	10,991,039
	Shares	Value
Common Stocks (continued)
Switzerland — 7.6%
Adecco Group AG	42,422	$1,672,049
Cie Financiere Richemont SA	75,606	4,104,964
Julius Baer Group Ltd.*	44,652	1,508,865
Nestle SA	133,348	13,642,882
Roche Holding AG	33,066	10,709,305
Sonova Holding AG	3,086	553,902
UBS Group AG*	353,186	3,279,680
		35,471,647
Thailand — 0.1%
Kasikornbank PCL	159,500	446,943
United Kingdom — 8.7%
Burberry Group PLC	102,113	1,660,272
Compass Group PLC	180,534	2,820,057
Diageo PLC	290,694	9,318,512
Linde PLC (AQUIS)	41,554	7,292,487
Linde PLC (NYSE)	12,311	2,129,803
Reckitt Benckiser Group PLC	126,094	9,602,163
Rolls-Royce Holdings PLC*	682,506	2,867,708
Whitbread PLC	48,665	1,820,677
WPP PLC	425,328	2,894,620
		40,406,299
United States — 46.5%
3M Co.	45,702	6,238,780
Abbott Laboratories	88,875	7,013,126
Accenture PLC (Class A Stock)	66,204	10,808,465
American Express Co.	53,996	4,622,598
Amphenol Corp. (Class A Stock)	27,819	2,027,449
Aon PLC	31,121	5,136,210
Aptiv PLC	29,242	1,439,876
Bank of New York Mellon Corp. (The)	144,032	4,850,998
Charles Schwab Corp. (The)(a)	32,647	1,097,592
Cisco Systems, Inc.	97,276	3,823,920
Cognizant Technology Solutions Corp. (Class A Stock)	79,683	3,702,869
Colgate-Palmolive Co.	79,092	5,248,545
Comcast Corp. (Class A Stock)	387,109	13,308,807
Cooper Cos., Inc. (The)	16,546	4,561,236
eBay, Inc.(a)	110,417	3,319,135
Equifax, Inc.	34,675	4,141,929
Goldman Sachs Group, Inc. (The)	30,597	4,729,990
Harley-Davidson, Inc.(a)	39,200	742,056
Honeywell International, Inc.	72,301	9,673,151
Johnson & Johnson	13,643	1,789,007
Kansas City Southern(a)	62,944	8,005,218
Kellogg Co.	52,446	3,146,236
Marriott International, Inc. (Class A Stock)(a)	34,931	2,613,188
Medtronic PLC	137,013	12,355,832
Microchip Technology, Inc.(a)	22,902	1,552,756
National Oilwell Varco, Inc.	34,009	334,308
NOW, Inc.*	19,409	100,150
Omnicom Group, Inc.(a)	30,018	1,647,988
Oracle Corp.	136,652	6,604,391
PayPal Holdings, Inc.*	32,397	3,101,689
PPG Industries, Inc.	51,475	4,303,310
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Resideo Technologies, Inc.*	11,277	$54,581
Sally Beauty Holdings, Inc.*(a)	39,261	317,229
Schlumberger Ltd.	49,564	668,618
State Street Corp.	61,656	3,284,415
Stryker Corp.	46,206	7,692,837
TD Ameritrade Holding Corp.	98,018	3,397,304
Thermo Fisher Scientific, Inc.	48,519	13,759,988
Union Pacific Corp.	24,978	3,522,897
United Parcel Service, Inc. (Class B Stock)	48,323	4,514,335
United Technologies Corp.	38,161	3,599,727
Visa, Inc. (Class A Stock)(a)	86,078	13,868,887
Walt Disney Co. (The)	82,653	7,984,280
Waters Corp.*	27,483	5,003,280
Wynn Resorts Ltd.	7,263	437,160
Zimmer Biomet Holdings, Inc.	65,694	6,640,349
		216,786,692

Total Long-Term Investments (cost $403,731,487)		418,105,214
Short-Term Investments — 8.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	8,532,628	8,532,628
PGIM Institutional Money Market Fund (cost $29,971,927; includes $29,929,809 of cash collateral for securities on loan)(b)(w)	30,037,231	29,989,171

Total Short-Term Investments (cost $38,504,555)		38,521,799

TOTAL INVESTMENTS—97.9% (cost $442,236,042)		456,627,013

Other assets in excess of liabilities — 2.1%		9,618,406

Net Assets — 100.0%		$466,245,419

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,832,736; cash collateral of $29,929,809 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2